UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1. Schedule of Investments

Schedule of  INVESTMENTS May 31, 2006 (unaudited)

American Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 142.3%

Alabama - 0.8%
Camden Industrial Development Board, Weyerhaeuser (AMT) (Callable 12/1/13 @ 100), 6.38%, 12/1/24	$650,000	$705,965

Arizona - 6.3%
Douglas Community Housing Revenue, Rancho La Perilla (Callable 1/20/10 @ 102), 6.13%, 7/20/41	990,000	1,025,957
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (c)	1,300,000	1,389,830
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,101,210
		5,516,997

California - 15.6%
California Statewide Communities Development Authority Revenue, L.A. Jewish Home (Callable 11/1/13 @ 100), 5.25%, 11/15/23	2,000,000	2,083,780
Golden State Tobacco Settlement (Prerefunded 6/1/13 @ 100), 5.50%, 6/1/33 (c)	1,500,000	1,648,005
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT) (Callable 4/1/15 @ 101), 5.40%, 4/1/25	1,000,000	1,035,020
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B, (AMT) (Callable 7/1/15 @ 101), 5.00%, 7/1/27	500,000	500,400
State General Obligation (Callable 2/1/13 @ 100), 5.00%, 2/1/21	1,500,000	1,545,300
State General Obligation (Callable 3/1/16 @ 100), 4.50%, 3/1/30	4,870,000	4,657,327
State Public Works, Department of Mental Health - Coalinga (Callable 6/1/14 @ 100), 5.50%, 6/1/19	2,000,000	2,168,060
		13,637,892

Colorado - 12.3%
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (c)	2,000,000	2,330,200
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) (Callable 6/15/11 @ 33.46), 6.29%, 6/15/29(d)	5,000,000	1,323,000
State Health Facilities Authority, Covenant Retirement Community (Callable 12/1/12 @ 101), 6.13%, 12/1/33	1,000,000	1,070,470
State Health Facilities Authority, Evangelical Lutheran (Callable 6/1/16 @ 100), 5.00%, 6/1/29	1,000,000	994,590
State Health Facilities Authority, Evangelical Lutheran (Callable 10/1/12 @ 100), 5.90%, 10/1/27	650,000	686,862
State Housing and Financial Authority, Multifamily Housing Project - Class II (AMT) (Callable 4/1/12 @ 100), 5.70%, 10/1/42	2,745,000	2,827,542
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,058,860
Water Reserve and Power Development Authority, Clean Water Revenue (Callable 9/1/06 @ 101), 5.90%, 9/1/16	135,000	137,075
Water Reserve and Power Development Authority, Clean Water Revenue (Prerefunded9/1/06 @ 101), 5.90%, 9/1/16 (c)	365,000	370,803
		10,799,402

Florida - 1.3%
Palm Beach County Facilities Authority, Abbey Delray South (Callable 10/1/13 @ 100), 5.45%, 10/1/15	1,100,000	1,142,031

Georgia - 8.2%
Fulton County Development Authority, Maxon Atlantic Station, (AMT) (Callable 3/1/15 @ 100), 5.13%, 3/1/26	700,000	695,849
Municipal Electric Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (b)	6,000,000	6,532,020
		7,227,869

Illinois - 5.4%
Finance Authority, Friendship Village Schaumburg (Callable 2/15/15 @ 100), 5.38%, 2/15/25	500,000	502,200
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/08	540,000	560,644
7.00%, 4/1/14	500,000	586,580
Health Facility Authority, Villa St. Benedict (Callable 11/15/13 @ 101), 6.90%, 11/15/33	600,000	654,024
Rockford Multifamily Housing Revenue, Rivers Edge Apartments (AMT) (Callable 1/20/08 @ 102), 5.88%, 1/20/38	1,000,000	1,020,670
State Financial Authority, Clare at Water Tower Project (Callable 5/15/16 @ 100), 6.00%, 5/15/25	650,000	662,662
State Financial Authority, Landing at Plymouth Place Project (Callable 5/15/16 @ 100), 6.00%, 5/15/37	700,000	719,404
		4,706,184

Indiana - 5.0%
Health and Educational Facilities Authority, Clarian Health Partners (Callable 2/15/16 @ 100), 5.00%, 2/15/39	1,300,000	1,301,885
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,081,287
		4,383,172

Iowa - 7.1%
Finance Authority, Friendship Haven Project, Series A (Callable 11/15/11 @ 100), 6.13%, 11/15/32	800,000	807,632
Hospital Facilities Authority (Prerefunded 2/15/10 @ 101) 6.75%, 2/15/15 (c)	1,000,000	1,110,800
Sheldon Health Care Facilities, Northwest Iowa Health Center Project (Callable 3/1/07 @ 100), 6.15%, 3/1/16	1,000,000	1,001,690
State Higher Education Loan Authority, Simpson College (Callable 12/1/10 @ 102),
5.00%, 12/1/27	430,000	426,087
5.10%, 12/1/35	290,000	284,792
State Higher Education Loan Authority, Wartburg College (Callable 10/1/13 @ 100 5.05%, 10/1/24	1,555,000	1,537,304
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (c)	1,000,000	1,083,130
		6,251,435

Massachusetts - 0.6%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT) (Callable 9/1/12 @ 102), 6.50%, 9/1/35	500,000	511,000

Michigan - 11.0%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	3,607,095
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity, Callable 8/7/06 @ 101), 5.25%, 11/1/15 (b)	1,500,000	1,516,755
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	4,485,560
		9,609,410

Minnesota - 8.8%
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (c)	900,000	1,036,836
Health Facility Authority, Cuyuna Range Hospital District (Callable 6/1/13 @ 101), 5.50%, 6/1/35	1,000,000	1,007,050
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Callable 4/15/14 @ 100), 4.80%, 4/15/34	1,000,000	993,310
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 @ 100), 6.00%, 11/1/28	500,000	535,440
Minneapolis Health Care System, Allina Health System (Callable 11/15/12 @ 100), 6.00%, 11/15/23	565,000	608,765
St. Paul Housing and Redevelopment Hospital Authority, Health East Project (Callable 11/15/15 @ 100), 5.00%, 11/15/17	1,965,000	1,947,217
State Agriculture and Economic Board, Health Care System (Callable 11/15/10 @ 101), 6.38%, 11/15/29	30,000	32,129
Stillwater Health Care Revenue, Health System Obligation Group (Callable 6/1/15 @100), 5.00%, 6/1/35	1,550,000	1,562,973
		7,723,720

Montana - 1.7%
Forsyth Pollution Control, Northwestern Corporation, 4.65%, 8/01/23	1,500,000	1,500,870

Nebraska - 0.7%
Educational Financial Authority, Midland Lutheran College, Series A (Callable 9/15/13 @ 100), 5.60%, 9/15/29	600,000	595,470

Nevada - 0.6%
State Department of Business and Industry, Las Ventanas Retirement Project, 6.00%, 11/15/14	250,000	255,978
State Department of Business and Industry, Las Ventanas Retirement Project (Callable 11/15/14 @ 100), 6.75%, 11/15/23	250,000	256,290
		512,268

New Hampshire - 0.7%
Health and Education Facility Authority, Speare Memorial Hospital (Callable 7/1/15 @ 100), 5.88%, 7/1/34	600,000	614,376

New Mexico - 2.4%
Mortgage Finance Authority,
6.88%, 1/1/25	965,000	966,592
6.50%, 7/1/25	560,000	560,913
6.75%, 7/1/25	570,00	571,117
		2,098,622

New York - 5.4%
Liberty Development Corporation, Goldman Sachs Headquarters, 5.25%, 10/1/35	2,000,000	2,167,280
New York City, Series B (Callable 8/1/12 @ 100), 5.75%, 8/1/16	1,400,000	1,528,002
New York Water and Sewer System (Crossover refunded 6/15/10 @ 101), 6.00%, 6/15/33 (c)	380,000	413,721
New York Water and Sewer System (Prerefunded 6/15/10 @ 101), 6.00%, 6/15/33 (c)	620,000	678,429
		4,787,432
North Carolina - 1.5%
State Commission Med Care Health Care Facilities, Pennybyrn at Maryfield (Callable 10/1/15 @ 100), 6.00%, 10/1/23	1,300,000	1,331,590

North Dakota - 2.1%
Fargo Health Systems, Meritcare (Callable 6/1/10 @ 101), 5.63%, 6/1/31	1,750,000	1,860,425

Ohio - 3.7%
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 @ 101),
6.13%, 11/15/16	1,000,000	1,070,820
6.38%, 11/15/30	1,000,000	1,073,070
Toledo - Lucas County Port Authority, Crocker Park Public Improvement Project (Callable 12/1/13 @ 102), 5.25%, 12/1/23	500,000	512,060
Toledo - Lucas County Port Authority, St. Mary Woods Project, Series A (Callable 5/15/10 @ 100), 6.00%, 5/15/24	600,000	609,240
		3,265,190
Oklahoma - 1.2%
Norman Regional Hospital Authority (Callable 9/1/16 @ 100), 5.38%, 9/1/29	1,000,000	1,010,910

Oregon -0.6%
Gilliam County Waste Management (AMT) (Callable 5/1/16 @ 101), 5.25%, 7/1/29	500,000	503,315

Pennsylvania - 2.4%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South (Callable 8/15/10 @ 100), 5.75%, 8/15/20	1,000,000	1,015,210
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care (Callable 2/1/15 @ 100), 6.25%, 2/1/35	1,000,000	1,057,420
		2,072,630

South Carolina - 3.9%
Environmental Improvement Revenue, Georgetown County, International Paper (AMT) (Callable 12/1/15 @ 100), 5.55%, 12/1/29	650,000	671,118
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 @ 100)
6.13%, 8/1/23	250,000	272,620
6.38%, 8/1/34	40,000	44,419
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Prerefunded 8/1/13 @ 100), 6.38%, 8/1/34 (c)	335,000	383,612
State Public Service Authority, Santee Cooper (Callable 1/1/16 @ 100), 5.00%, 1/1/30	2,000,000	2,067,620
		3,439,389

South Dakota - 5.4%
Deadwood, Certificates of Participation (Callable 11/1/15 @ 100), 5.00%, 11/1/20	1,000,000	1,014,970
Sioux Falls Health Facilities, Dow Rummel Village Project (Callable 11/15/12 @ 100), 6.63%, 11/15/23	620,000	641,638
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT) (Callable 4/1/14 @ 100), 6.00%, 4/1/29	1,000,000	1,022,450
State Economic Development Finance Authority, Pooled Loan Program, McEleeg S.D. (AMT) (Callable 4/1/14 @ 100), 5.95%, 4/1/24	2,000,000	2,046,520
		4,725,578

Tennessee - 3.1%
Johnson City Health and Education Facilities, Mountain States Health (Callable 7/1/12 @ 103), 7.50%, 7/1/33	1,000,000	1,155,910
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (c)	650,000	744,165
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (c)	750,000	843,128
		2,743,203

Texas - 18.4%
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 5/15/09 @ 101), 6.00%, 11/15/29	500,000	505,950
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 11/15/08 @ 101), 5.88%, 11/15/18	1,150,000	1,173,161
Brazoria County Environmental Authority, Dow Chemical Project (AMT) (Callable 5/15/12 @ 100) 5.70%, 5/15/33	500,000	529,585
Brazos River Pollution Control Authority, Texas Utilities (AMT) (Callable 4/1/13 @ 101), 7.70%, 4/1/33	500,000	583,375
Brazos River Pollution Control Authority, TXU Energy (AMT) (Callable 10/1/13 @ 101), 6.75%, 10/1/38	715,000	802,823
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/15/14 (b)	1,000,000	1,067,060
Grand Prairie Independent School District (PSF) (Callable 8/15/11 @ 100), 5.85%, 2/15/26	40,000	43,303
Grand Prairie Independent School District (PSF) (Prerefunded 8/15/11 @ 100), 5.85%, 2/15/26 (c)	2,960,000	3,244,101
Housing Finance Development Community Central, Villa De San Antonio (Callable 5/15/09 @ 100), 6.00%, 5/15/25	1,000,000	1,012,620
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Callable 2/15/14 @ 101), 7.00%, 2/15/26	1,500,000	1,654,455
Richardson Hospital Authority, Richardson Regional Hospital (Callable 12/1/13 @ 100), 6.00%, 12/1/34	2,500,000	2,659,750
Sam Rayburn Municipal Power Agency (RAAI) (Callable 10/1/12 @ 100), 5.75%, 10/1/21	1,000,000	1,075,560
Tarrant County Cultural Education, Northwest Senior Housing, PJ A Edgemere (Callable 11/15/16 @100), 6.00%, 11/15/26	600,000	631,890
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project (Callable 11/15/15 @ 100),
5.50%, 11/15/25	200,000	196,480
5.65%, 11/15/35	500,000	487,250
Tyler Health Facility, Mother Frances Hospital (Callable 7/1/13 @ 100), 5.75%, 7/1/27	500,000	519,395
		16,186,758

Washington - 1.1%
Skagit County Public Hospital District (Callable 12/1/13 @ 100), 6.00%, 12/1/23	900,000	954,621

Wisconsin - 3.8%
State Health and Educational Facility Authority, Attic Angel Obligated Group (Prerefunded 11/17/08 @ 102), 5.75%, 11/15/27 (c)	1,800,000	1,904,076
State Health and Educational Facility Authority, Beloit Memorial Hospital (Callable 7/27/06 @ 100), 5.90%, 7/1/11	625,000	625,644
State Health and Educational Facility Authority, Wheaton Fransiscan Services (Callable 2/15/12 @ 101), 5.75%, 8/15/30	750,000	789,938
		3,319,658
Wyoming - 1.2%
Sweetwater County Solid Waste Disposal Revenue - FMC Corporation Project (AMT) (Callable 12/1/15 @ 100), 5.60%, 12/1/35	1,000,000	1,042,860

Total Municipal Long-Term Securities (Cost: $118,611,671)		124,780,242

Short-Term Investments - 5.3%
Affiliated Money Market Fund - 5.3%
First American Tax Free Obligations Fund, Class Z (d)	4,602,091	4,602,091
U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill, 4.60%, 7/20/06 (e)	30,000	29,809

Total Short-Term Investments (Cost: $4,631,900)		4,631,900

Total Investments in Securities (f) - 147.6% (Cost: $123,243,571)		$129,412,142

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

As of May 31, 2006, the fund had no fair valued securities.

(b)	Escrowed to maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(e)	The interest rate shown is the effective yield on the date of purchase.

(f)
On May 31, 2006, the cost of investments in securities for federal income tax purposes was $123,243,571. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$6,314,248
Gross unrealized depreciation	(145,677)
Net unrealized appreciation	$6,168,571

Portfolio abbreviations and definitions:
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Company
AMT - Alternative Minimum Tax. As of May 31, 2006, the aggregate market value of securities subject to the AMT is $16,550,662, which represents 18.9% of net assets applicable to common shares.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
PSF - Permanent School Fund
RAAI - Radian Asset Assurance Inc.

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006